OTHER INCOME, NET - Other information (Details) - USD ($) $ in Millions	1 Months Ended					12 Months Ended
	Jun. 30, 2017	Mar. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other information
Gain on asset and investment sales, net						$ 23	$ 108	$ 118
Loss on debt repayment							55
Impairment of investments						0	0	115
Tanami insurance proceeds						$ 13
Gain on deconsolidation of TMAC								76
Regis Resources Ltd.
Other information
Proceeds from sale of available for sale securities		$ 184
Disposal by sale | EGR
Other information
Ownership/Economic interest				60.64%
Other income, net
Other information
Loss on debt repayment							$ 55
Tanami insurance proceeds	$ 13
Other income, net | Hemlo Canada and Relief Canyon Nevada
Other information
Gain on asset and investment sales, net					$ 38
Other income, net | Waihi Mine
Other information
Gain on asset and investment sales, net			$ 10
Other income, net | Fort a' la Corne
Other information
Gain on sale of investments, net	$ 15
Other income, net | Regis Resources Ltd.
Other information
Gain on sale of investments, net		$ 103
Impairment of investments								72
Other income, net | Gabriel Resources Ltd
Other information
Impairment of investments								24
Other income, net | Pilot Gold
Other information
Impairment of investments								8
Other income, net | UltraGold
Other information
Impairment of investments								$ 7
Other income, net | Disposal by sale | EGR
Other information
Gain on disposal				$ 53
TMAC
Other information
Gain on deconsolidation of TMAC				$ 76